Equity (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Repurchase Activity Under Share Repurchase Program

The following table sets forth repurchase activity under the Share Repurchase Program from inception through March 31, 2025:

	Total numbers of Class A Ordinary shares purchased	Average price paid per Class A Ordinary share
Periods
February 2025:
Open market purchases	1,644,809	$4.99
March 2025:
Open market purchases	1,160,258	$4.80
	2,805,067